Taxes on Income - Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes on Income [Abstract]
Current taxes	$ 1,260	$ 209	$ 145
Deferred tax expense (income)	2,009	(1,337)
Taxes on income	$ 3,269	$ (1,128)	$ 145